Fair Value Measurements - Summary of Classification Of The Investments by Fair Value Hierarchy (Detail) - EBP 001 [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 2,050,123	$ 1,818,314
Fair Value Measured at Net Asset Value Per Share [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	2,050,123	1,818,314
Short Term Investment [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	75,148	71,529
Short Term Investment [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	75,148	71,529
Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	403,246	384,904
Common Stock [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	403,246	384,904
Registered Investment Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	290,217	256,404
Registered Investment Fund [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	290,217	256,404
Common Collective Trust [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,244,464	1,065,551
Stable Value Trust Fund [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	37,048	39,926
Investment [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	768,611	712,837
Investment [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	768,611	712,837
Investment [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 1,281,512	$ 1,105,477